Offerings - Offering: 1	Apr. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	116,390,263
Maximum Aggregate Offering Price	$ 2,044,394,970.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 282,330.95
Offering Note	Represents the maximum number of ordinary shares of the Registrant ("Ordinary Shares") that are expected to be outstanding as of the completion of the redomicile transactions described in the Registrant's registration statement on Form S-4. The number of Ordinary Shares being registered is based on the sum of (i) 113,390,263 shares of common stock, EUR 0.06 nominal value per share, of Expro Group Holdings N.V. ("Expro N.V. Common Shares") outstanding as of March 26, 2026 and (ii) an additional 3,000,000 Expro N.V. Common Shares to account for potential issuances of Expro N.V. Common Shares between March 26, 2026 and the consummation of the redomicile transactions. Calculated pursuant to Rules 457(c) and 457(f)(1) promulgated under the Securities Act of 1933, and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of $2,044,394,970 of the securities being registered was calculated based on the product of (a) $17.565, the average of the high and low prices per Expro N.V. Common Share on the New York Stock Exchange on March 31, 2026, multiplied by (b) 116,390,263 (which represents the maximum number of Expro N.V. Common Shares that are expected to be outstanding as of the completion of the redomicile transactions).